LIBERTY STRATEGIC
                                   INCOME FUND

                                Semiannual Report
                                  June 30, 2002

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

PRESIDENT'S MESSAGE

[photo of Keith T. Banks]

Dear Shareholder:

Over the past six months, the environment for the bond market was shaped by economic events and investor concerns. Although the Federal Reserve Board halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter in 2002 created fears that the Fed could begin raising short-term interest rates. However, the Fed kept a key short-term interest rate at 1.75%, and indications of slower economic growth in the second quarter raised the possibility that any further action on interest rates could be delayed until later in the year.

The US stock market declined sharply during the period, a reminder that having a fixed income component in your portfolio, which may be a sound strategy in any environment, may be particularly beneficial when stocks fall on difficult times. Within the fixed-income universe, US government bonds were strong performers for the period as investors were attracted to their relative safety and liquidity. High quality corporate bonds also delivered solid returns compared to a declining stock market, although corporate bonds retreated somewhat in the final month of the period. High-yield bonds picked up early in the year as signs of an economic recovery emerged, but they gave back their gains as high profile bankruptcies and accounting irregularities rocked investor confidence.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Laura A. Ostrander. As always, we thank you for investing in Liberty Strategic Income Fund and for giving us the opportunity to help you build a strong financial future.

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

NET ASSET VALUE PER SHARE as of 6/30/02 ($)
         Class A                5.49
         Class B                5.49
         Class C                5.49
         Class J                5.49
         Class Z                5.47

DISTRIBUTIONS DECLARED PER SHARE, 1/1/02-6/30/02 ($)
         Class A                0.234
         Class B                0.213
         Class C                0.217
         Class J                0.224
         Class Z                0.241


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

             o NOT FDIC INSURED o May lose value o No bank guarantee

PERFORMANCE INFORMATION

Value of a $10,000 investment
6/30/92 - 6/30/02

PERFORMANCE OF A $10,000 INVESTMENT
6/30/92 - 6/30/02 ($)


               without     with
                sales      sales
               charge     charge
--------------------------------------
 Class A      18,087      17,228
--------------------------------------
 Class B      16,817      16,817
--------------------------------------
 Class C      17,562      17,562
--------------------------------------
 Class J      17,871      17,335
--------------------------------------
 Class Z      18,182       N/A
--------------------------------------


[line chart data]:

             Class A shares       Class A shares     Lehman Brothers
             without              with               Government/Credit
             sales charge         sales charge       Bond Index

6/1992           $10,000.0         $ 9,525.0        $10,000.0
                  10,218.0           9,733.0         10,256.0
                  10,340.0           9,848.0         10,347.0
                  10,362.0           9,870.0         10,489.0
                  10,213.0           9,728.0         10,329.0
                  10,164.0           9,681.0         10,320.0
                  10,270.0           9,782.0         10,497.0
                  10,479.0           9,982.0         10,726.0
                  10,631.0          10,126.0         10,949.0
                  10,814.0          10,300.0         10,986.0
                  10,908.0          10,390.0         11,071.0
                  11,018.0          10,495.0         11,065.0
                  11,175.0          10,644.0         11,316.0
                  11,241.0          10,707.0         11,389.0
                  11,431.0          10,888.0         11,651.0
                  11,419.0          10,877.0         11,691.0
                  11,643.0          11,090.0         11,739.0
                  11,616.0          11,065.0         11,607.0
                  11,807.0          11,246.0         11,658.0
                  12,063.0          11,490.0         11,832.0
                  11,870.0          11,306.0         11,575.0
                  11,497.0          10,951.0         11,291.0
                  11,384.0          10,843.0         11,197.0
                  11,382.0          10,842.0         11,177.0
                  11,347.0          10,808.0         11,151.0
                  11,396.0          10,855.0         11,374.0
                  11,411.0          10,869.0         11,379.0
                  11,375.0          10,835.0         11,207.0
                  11,424.0          10,882.0         11,195.0
                  11,319.0          10,781.0         11,175.0
                  11,370.0          10,830.0         11,248.0
                  11,491.0          10,945.0         11,464.0
                  11,770.0          11,211.0         11,730.0
                  11,998.0          11,428.0         11,809.0
                  12,263.0          11,681.0         11,974.0
                  12,620.0          12,021.0         12,476.0
                  12,653.0          12,052.0         12,576.0
                  12,795.0          12,187.0         12,527.0
                  12,846.0          12,236.0         12,687.0
                  13,082.0          12,461.0         12,817.0
                  13,264.0          12,634.0         13,005.0
                  13,410.0          12,773.0         13,220.0
                  13,670.0          13,021.0         13,414.0
                  13,893.0          13,233.0         13,497.0
                  13,775.0          13,121.0         13,211.0
                  13,732.0          13,080.0         13,100.0
                  13,826.0          13,169.0         13,010.0
                  13,860.0          13,202.0         12,987.0
                  13,935.0          13,273.0         13,160.0
                  14,010.0          13,345.0         13,190.0
                  14,205.0          13,530.0         13,157.0
                  14,500.0          13,812.0         13,392.0
                  14,698.0          13,999.0         13,704.0
                  15,037.0          14,323.0         13,956.0
                  15,070.0          14,354.0         13,801.0
                  15,066.0          14,350.0         13,817.0
                  15,186.0          14,465.0         13,846.0
                  14,890.0          14,183.0         13,682.0
                  15,054.0          14,339.0         13,881.0
                  15,325.0          14,597.0         14,011.0
                  15,533.0          14,795.0         14,179.0
                  15,915.0          15,159.0         14,613.0
                  15,847.0          15,094.0         14,449.0
                  16,191.0          15,422.0         14,676.0
                  16,142.0          15,375.0         14,911.0
                  16,226.0          15,455.0         14,990.0
                  16,371.0          15,593.0         15,147.0
                  16,634.0          15,844.0         15,361.0
                  16,697.0          15,904.0         15,330.0
                  16,829.0          16,030.0         15,377.0
                  16,915.0          16,112.0         15,454.0
                  16,979.0          16,173.0         15,620.0
                  16,974.0          16,168.0         15,779.0
                  17,125.0          16,312.0         15,792.0
                  16,416.0          15,637.0         16,099.0
                  16,750.0          15,954.0         16,560.0
                  16,721.0          15,927.0         16,442.0
                  17,219.0          16,402.0         16,541.0
                  17,214.0          16,397.0         16,582.0
                  17,331.0          16,508.0         16,700.0
                  17,106.0          16,293.0         16,303.0
                  17,347.0          16,523.0         16,384.0
                  17,590.0          16,755.0         16,425.0
                  17,212.0          16,394.0         16,256.0
                  17,207.0          16,389.0         16,205.0
                  17,200.0          16,383.0         16,160.0
                  17,119.0          16,306.0         16,147.0
                  17,165.0          16,350.0         16,293.0
                  17,160.0          16,345.0         16,335.0
                  17,311.0          16,489.0         16,325.0
                  17,436.0          16,608.0         16,225.0
                  17,246.0          16,427.0         16,221.0
                  17,506.0          16,675.0         16,423.0
                  17,420.0          16,593.0         16,662.0
                  17,253.0          16,434.0         16,580.0
                  17,058.0          16,248.0         16,565.0
                  17,408.0          16,581.0         16,903.0
                  17,540.0          16,707.0         17,082.0
                  17,675.0          16,836.0         17,323.0
                  17,474.0          16,644.0         17,389.0
                  17,101.0          16,289.0         17,498.0
                  16,782.0          15,985.0         17,797.0
                  17,322.0          16,499.0         18,148.0
                  18,039.0          17,182.0         18,453.0
                  18,063.0          17,205.0         18,643.0
                  17,645.0          16,807.0         18,729.0
                  17,457.0          16,627.0         18,588.0
                  17,563.0          16,729.0         18,696.0
                  17,342.0          16,518.0         18,786.0
                  17,451.0          16,622.0         19,254.0
                  17,744.0          16,901.0         19,500.0
                  17,162.0          16,347.0         19,680.0
                  17,662.0          16,823.0         20,179.0
                  17,882.0          17,033.0         19,848.0
                  17,854.0          17,006.0         19,692.0
                  17,889.0          17,040.0         19,835.0
                  17,925.0          17,074.0         20,004.0
                  17,983.0          17,128.0         19,598.0
                  18,331.0          17,461.0         19,978.0
                  18,423.0          17,548.0         20,162.0
6/2002            18,087.0          17,228.0         20,333.0



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Share prices and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on June 30, 1992 and reinvestment of all income and capital gains. The Lehman Brothers Government/Credit Bond Index is an unmanaged group of fixed-income securities that differs from the composition of the fund. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


Average annual total return as of 6/30/02 (%)

Share class                A                        B                       C                      J              Z
Inception               4/21/77                  5/15/92                 7/1/97                 11/2/98        1/29/99
------------------------------------------------------------------------------------------------------------------------
                   without    with         without     with        without    with         without   with       without
                    sales     sales         sales      sales        sales     sales         sales    sales       sales
                   charge    charge        charge     charge       charge    charge        charge   charge      charge
------------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)       1.48      -3.34          1.28      -3.59         1.18       0.20        1.50      -1.55        1.61
------------------------------------------------------------------------------------------------------------------------
1-year             4.45      -0.51          3.69      -1.10         3.84       2.88        4.16       1.04        4.53
------------------------------------------------------------------------------------------------------------------------
5-year             3.11       2.11          2.35       2.07         2.50       2.50        2.86       2.24        3.22
------------------------------------------------------------------------------------------------------------------------
10-year            6.11       5.59          5.34       5.34         5.79       5.79        5.98       5.66        6.16
------------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Performance reflects any voluntary waivers or reimbursements of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance would have been lower.

Class B, class C, class J and class Z share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of class B, class C and class J shares would have been lower, and the returns for the class Z shares would have been higher.

SEC YIELDS AS OF 6/30/02 (%)1
CLASS A                            7.01
CLASS B                            6.59
CLASS C                            6.74
CLASS J                            6.78
CLASS Z                            7.61

1 The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield for Class C shares would have been 6.59%.

TOP COUNTRIES AS OF 6/30/02 (%)
USA                               33.0
NORWAY                             3.5
NEW ZEALAND                        2.8
POLAND                             2.6
RUSSIA                             2.5

Holdings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

LIBERTY STRATEGIC INCOME FUND1 VS. BOND MARKET SECTORS 12/31/01-6/30/02


[bar chart data]:

Liberty Strategic Income Fund                1.48
Foreign Government Bonds                    11.84
U.S. Government Bonds                        3.78
High-Yield Corporate Bonds                   0.15


1 PERFORMANCE OF CLASS A SHARES AT NAV DOES NOT INCLUDE THE MAXIMUM SALES CHARGE OF 4.75%. HAD IT BEEN INCLUDED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOREIGN GOVERNMENT BONDS ARE REPRESENTED BY THE SALOMON BROTHERS NON-U.S. WORLD GOVERNMENT BOND INDEX; U.S. GOVERNMENT BONDS ARE REPRESENTED BY THE SALOMON BROTHERS 10-YEAR TREASURY GOVERNMENT BOND INDEX; AND HIGH-YIELD CORPORATE BONDS ARE REPRESENTED BY THE CS FIRST BOSTON HIGH YIELD INDEX. UNLIKE MUTUAL FUNDS, INDEXES ARE NOT INVESTMENTS AND DO NOT INCUR FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PORTFOLIO MANAGER'S REPORT

For the six months ended June 30, 2002, Liberty Strategic Income Fund returned 1.48% for class A shares without a sales charge. This return compares to the 3.26% return of the fund's benchmark, the Lehman Government/Credit Bond Index. The fund outperformed its peers, as indicated by the six-month average return of 1.27% for the Lipper Multi-Sector Funds category. Our emphasis on US and foreign government bonds, which posted the period's strongest gains, was the primary reason for the fund's outperformance of its peer group. However, disappointing returns from the fund's investment in high-yield securities accounted for its underperformance of its benchmark.

CHANGES TO THE ASSET ALLOCATION

During the first half of the year, we made strategic adjustments to the way the fund assets were distributed across the three market sectors that make up the fund's portfolio. We added to US and foreign government holdings while selectively cutting back among high-yield securities, which is still the fund's largest sector. These three sectors seldom perform in concert, which is why we favor this diversified approach over single-sector investing.

Since mid-2001, we have been increasing the overall quality of the portfolio through incremental upgrades within each sector. As a result, the portfolio's overall average credit quality has risen from BBB in June of 2001 to BBB+ at year-end, up to A- as of June 30 of this year. The fund's duration, or its sensitivity to changes in interest rates, remained essentially the same over the past six-month period (see sidebar on pg. 3).

TREASURY SECURITIES HELPED RESULTS

US Treasury bonds rallied during the period, as investors sought greater security when the economy failed to sustain the strength it had shown coming into the year. Our decision to expand the fund's Treasury exposure aided performance and raised the credit quality of the fund. We also added to holdings of mortgage-backed securities because they offer an attractive yield advantage over Treasury issues.

A MOVE TO STRONG CURRENCY MARKETS BOOSTED RETURNS

The foreign government bond sector was the largest contributor to the fund's positive results in the past six months. Following a period of strong performance by emerging market securities, we cut back holdings in South America and Russia, then looked for opportunity among more developed nations. As the US economy stumbled and the dollar began to slide, we reduced holdings of US dollar-denominated emerging market bonds and expanded holdings of non-dollar-denominated foreign government bonds. Over the period, the euro gained 11.2% vs. the US dollar, New Zealand's dollar was up 16.7% and Norway's krone rose 19%. These sharp gains translated into strong performance by the fund's holdings in these countries.

HIGH YIELD BONDS SLUMPED WITH EQUITY MARKETS

The positive momentum from the fourth quarter of 2001 in the high-yield sector carried over to the beginning of the year; however the sector slumped for the rest of the period, with the worst results coming in June. The same factors that have roiled the equity markets -- corporate misgovernance, accounting scandals, earnings shortfalls and uncertainty over the economy's near-term outlook -- took a toll on lower-rated bonds. To boost quality, we reduced holdings of single-B bonds. However, in the high-yield sector they remain our area of focus for their attractive combination of high yield and appreciation potential despite their disappointing results.

MANUFACTURING AND HOUSING HELPED, TELECOM AND CABLE HURT

High-yield sectors that did well included manufacturing and housing. Actuant, a diversified manufacturer, and Flowserve, which makes pumps and valves (0.2% and 0.2% of net assets, respectively), contributed to results. Home builders, K. Hovnanian Enterprises and Lennar, (0.4% and 0.3% of net assets, respectively) all BB-rated, benefited from strength in the housing markets.1

We reduced exposure to the troubled cable and telecom industries. However, our attempt to take advantage of reduced valuation by buying WorldCom's discounted bonds was not successful.

----------------
1 Holdings are disclosed as of June 30, 2002 and are subject to change.


QUALITY BREAKDOWN AS OF 6/30/02 (%)

AAA                               48.9
AA                                 4.2
A                                  5.5
BBB                                4.6
BB                                 9.2
B                                 28.0
CCC                                3.9
CC                                 0.8
D                                  0.1
NR                                 0.6
Equity                             0.7
Other                             -6.5

MATURITY BREAKDOWN AS OF 6/30/02 (%)

[bar chart data]:

0-5 years                 23.8
5-10 years                45.4
10-15 years               19.9
15-20 years                3.2
20-30 years                1.8
30+ years                  8.9
Equity                     0.7
Repurchase agreement       2.8
Other                     -6.5

Quality and maturity breakdowns are calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

The "Other" category represents the total of other assets and liabilities.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.

ABOUT DURATION

Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise or we raise duration when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.

PORTFOLIO STRUCTURE AS OF 6/30/02 (%)

[bar chart data]:

Corporate Bonds                     38.5
Foreign Gov't Bonds                 31.5
US Governent Notes/Bonds            19.9
US Agencies                         13.1
Cash Equivalents                     2.8
Preferred                            0.7
Other                               -6.5


Portfolio structure is calculated as a percentage of net assets. The "Other" category represents the total of other assets and liabilities. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments.

After scandals overwhelmed the company, we sold the fund's position - .013% of net assets at the time - at a loss.

US ECONOMY IS THE LYNCHPIN

As long as the US economy struggles and the dollar remains weak, we expect non-dollar-denominated bonds to do well. If a US economic recovery takes hold, money may reverse course and flow from Treasuries back into corporate bonds, including lower-quality issues such as those in the high-yield sector of the fund. In the meantime, tame inflation, stubbornly high unemployment and uncertainty over consumers' willingness to spend, all argue against any interest rate hikes in the short-term.

/s/ Laura A. Ostrander

Laura A. Ostrander

Laura A. Ostrander is the portfolio manager of Liberty Strategic Income Fund. Ms. Ostrander is a senior vice president of Colonial Management Associates, Inc.
(CMA), an affiliate of Columbia Management Group, with over 15 years experience in the money management business. Prior to joining CMA in 1996, she was a Global Fixed Income Portfolio Manager with American Express Financial Advisers in Minneapolis.

INVESTMENT PORTFOLIO

June 30, 2002 (Unaudited)


BONDS & NOTES - 103.0%                PAR         VALUE
-------------------------------------------------------
CORPORATE FIXED INCOME BONDS
& NOTES - 38.5%
CONSTRUCTION - 2.0%
BUILDING CONSTRUCTION - 2.0%
Associated Materials Inc.,
   9.750% 04/15/12 (a)        $ 2,025,000   $ 2,085,750
Atrium Companies, Inc.,
   10.500% 05/01/09             1,445,000     1,452,225
Congoleum Corp.,
   8.625% 08/01/08              1,305,000     1,057,050
D.R. Horton, Inc.,
   9.750% 09/15/10              6,355,000     6,672,750
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12 (a)          1,270,000     1,257,300
   10.500% 10/01/07             3,665,000     4,013,175
Lennar Corp.,
   7.625% 03/01/09              3,545,000     3,669,075
Ryland Group, Inc.,
   9.125% 06/15/11              1,950,000     2,067,000
Standard Pacific Corp.,
   9.250% 04/15/12              4,400,000     4,400,000
                                           ------------
                                             26,674,325
                                           ------------

-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.2%
DEPOSITORY INSTITUTIONS- 0.6%
Sovereign Bancorp, Inc.,
   10.500% 11/15/06             6,875,000     7,749,363
                                           ------------
FINANCIAL SERVICES - 0.6%
Intertek Finance PLC,
   10.250% 11/01/06             5,000,000     5,256,250
Williams Scotsman, Inc.,
   9.875% 06/01/07              3,075,000     2,952,000
                                           ------------
                                              8,208,250
                                           ------------

-------------------------------------------------------
MANUFACTURING - 11.4%
CHEMICALS & ALLIED PRODUCTS - 2.7%
Acetex Corp.,
   10.875% 08/01/09             1,850,000     1,933,250
Avecia Group PLC,
   11.000% 07/01/09             2,375,000     2,375,000
Huntsman ICI Holdings LLC,
   (b) 12/31/09                26,310,000     6,314,400
Lyondell Chemical Co.:
   9.625% 05/01/07              3,000,000     2,865,000
   11.125% 07/15/12             2,450,000     2,431,625
MacDermid, Inc.,
   9.125% 07/15/11              2,600,000     2,730,000
Messer Griesheim Holdings,
   10.375% 06/01/11        EUR  4,055,000     4,302,187
OM Group, Inc.,
   9.250% 12/15/11 (a)       $  2,000,000     2,070,000



                                      PAR         VALUE
-------------------------------------------------------
Sterling Chemicals, Inc.:
   11.250% 04/01/07 (c)      $  7,150,000    $  715,000
   11.750% 08/15/06 (c)         5,000,000       500,000
Terra Capital, Inc.,
   12.875% 10/15/08 (a)         5,350,000     5,537,250
Terra Industries, Inc.,
   10.500% 06/15/05             1,850,000     1,628,000
Texas Petrochemical Corp.,
   11.125% 07/01/06             3,015,000     2,442,150
                                           ------------
                                             35,843,862
                                           ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.7%
Amphenol Corp.,
   9.875% 05/15/07                450,000       468,000
Condor Systems, Inc.,
   11.875% 05/01/09 (c)         4,000,000       880,000
Flextronics International Ltd.,
   9.875% 07/01/10              3,670,000     3,853,500
TransDigm, Inc.:
   10.375% 12/01/08             4,150,000     4,264,125
                                           ------------
                                              9,465,625
                                           ------------
FABRICATED METAL - 0.2%
Earle M. Jorgensen & Co.,
   9.750% 06/01/12              2,800,000     2,772,000
                                           ------------
FOOD & KINDRED PRODUCTS - 1.4%
Del Monte Corp.,
   9.250% 05/15/11              1,600,000     1,648,000
Dole Food Co., Inc.,
   7.250% 05/01/09 (a)          2,400,000     2,448,336
Michael Foods, Inc.,
   11.750% 04/01/11             1,250,000     1,362,500
New World Pasta Co.,
   9.250% 02/15/09              2,050,000     1,988,500
Premier International Foods
   PLC,
   12.000% 09/01/09             5,600,000     6,104,000
Smithfield Foods, Inc.,
   8.000% 10/15/09 (a)          3,350,000     3,375,125
United Biscuits,
   10.625% 04/15/11        EUR  2,000,000     2,240,903
                                           ------------
                                             19,167,364
                                           ------------
FURNITURE & FIXTURES - 0.3%
Juno Lighting, Inc.,
   11.875% 07/01/09          $  4,220,000     4,346,600
                                           ------------
MACHINERY & COMPUTER EQUIPMENT - 0.3%
JLG Industries Inc.,
   8.375% 06/15/12 (a)          1,360,000     1,353,200
NMHG Holding Co.,
   10.000% 05/15/09 (a)           750,000       757,500
Numatics, Inc.,
   9.625% 04/01/08              3,000,000     1,800,000
                                           ------------
                                              3,910,700
                                           ------------



See notes to investment portfolio.

June 30, 2002 (Unaudited)

BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.5%
Actuant Corp.,
   13.000% 05/01/09          $  2,340,000   $ 2,702,700
AGCO Corp.,
   9.500% 05/01/08              2,430,000     2,575,800
Amscan Holdings, Inc.,
   9.875% 12/15/07              2,750,000     2,475,000
Anchor Glass Container Corp.,
   11.250% 04/01/05 (d)         2,250,000     2,452,500
Applied Extrusion Technologies,
   10.750% 07/01/11             3,075,000     2,767,500
Ball Corp.,
   8.250% 08/01/08              1,400,000     1,449,000
Flowserve Corp.,
   12.250% 08/15/10             2,389,000     2,687,625
ISG Resources, Inc.,
   10.000% 04/15/08             2,225,000     2,091,500
Koppers Industries, Inc.,
   9.875% 12/01/07             4,935,000      4,959,675
Owens-Illinois, Inc.:
   7.350% 05/15/08             1,950,000      1,735,500
   7.500% 05/15/10                300,000       264,000
Newcor, Inc.,
   9.875% 03/01/08 (c)          4,600,000       598,000
Tekni-Plex, Inc.,
   12.750% 06/15/10             6,190,000     6,406,650
TriMas Corp.,
   9.875% 06/15/12 (a)          1,000,000     1,010,000
                                           ------------
                                             34,175,450
                                           ------------
PAPER PRODUCTS - 1.2%
Corp Durango SA de CV,
   13.125% 08/01/06             3,300,000     2,805,000
Riverwood International Corp.,
   10.875% 04/01/08             9,925,000    10,346,813
Tembec Industries, Inc.,
   8.500% 02/01/11              2,750,000     2,832,500
                                           ------------
                                             15,984,313
                                           ------------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.,
   14.000% 12/15/08               612,520       490,016
                                           ------------
PRIMARY METAL - 0.9%
AK Steel Corp.,
   7.750% 06/15/12 (a)          1,650,000     1,641,750
Bayou Steel Corp.,
   9.500% 05/15/08              3,000,000     1,800,000
Kaiser Aluminum & Chemical
   Corp.,
   10.875% 10/15/06             4,715,000     3,866,300
Metallurg, Inc.,
   11.000% 12/01/07             2,200,000     1,958,000



                                      PAR         VALUE
-------------------------------------------------------
Renco Metals, Inc.,
   11.500% 07/01/03 (c)      $  5,650,000    $  565,000
WCI Steel, Inc.,
   10.000% 12/01/04             3,915,000     2,182,613
Wheeling-Pittsburgh Corp.
   9.250% 11/15/07 (c)          8,500,000       170,000
                                           ------------
                                             12,183,663
                                           ------------
PRINTING & PUBLISHING - 0.7%
Von Hoffman Corp.,
   10.250% 03/15/09 (a)         3,200,000     3,280,000
Yell Finance BV,
   10.750% 08/01/11             5,700,000     6,270,000
                                           ------------
                                              9,550,000
                                           ------------
TEXTILE MILL PRODUCTS - 0.1%
Collins & Aikman Floor Cover,
   9.750% 02/15/10 (a)          1,400,000     1,428,000
                                           ------------
TRANSPORTATION EQUIPMENT - 0.4%
Pennzoil-Quaker State Co.,
   10.000% 11/01/08 (a)         3,130,000     3,630,800
Sequa Corp.,
   8.875% 04/01/08              1,160,000     1,154,200
                                           ------------
                                              4,785,000
                                           ------------

-------------------------------------------------------
MINING & ENERGY - 3.6%
OIL & GAS EXTRACTION - 3.6%
Benton Oil & Gas Co.,
   9.375% 11/01/07              2,445,000     2,102,700
Chesapeake Energy Corp.,
   8.125% 04/01/11              1,450,000     1,428,250
Compton Petroleum Corp.,
   9.900% 05/15/09 (a)          2,200,000     2,252,998
El Paso Energy Corp.:
   8.500% 06/01/11              1,050,000     1,039,500
   8.500% 06/01/11 (a)          2,570,000     2,544,300
Encore Acquisition Co.,
   8.375% 06/15/12 (a)          1,885,000     1,885,000
Forest Oil Corp.,
   8.000% 06/15/08              1,355,000     1,361,775
Magnum Hunter Resources, Inc.:
   9.600% 03/15/12 (a)          2,100,000     2,152,500
   10.000% 06/01/07             1,750,000     1,785,000
Mariner Energy, Inc.,
   10.500% 08/01/06             4,560,000     4,332,000
PDVSA Finance Ltd.,
   6.250% 02/15/06         EUR  3,986,500     3,498,240
   6.650% 02/15/06           $  2,550,000     2,326,875
Pemex Project Funding
   Master Trust,
   9.125% 10/13/10             11,015,000    11,565,750
Petsec Energy, Inc.,
   9.500% 06/15/07 (c)(e)       4,000,000        40,000




See notes to investment portfolio.

June 30, 2002 (Unaudited)

BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
OIL & GAS EXTRACTION (CONTINUED)
Pioneer Natural Resources, Co.:
   7.500% 04/15/12           $    220,000    $  218,900
   9.625% 04/01/10                565,000       622,913
Pogo Producing Co.,
   8.250% 04/15/11              5,350,000     5,350,000
Stone Energy Corp.,
   8.250% 12/15/11 (a)          1,475,000     1,482,375
TransTexas Gas Corp.,
   15.000% 03/15/05               465,296       179,139
XTO Energy, Inc.,
   7.500% 04/15/12              2,800,000     2,842,000
                                           ------------
                                             49,010,215
                                           ------------

-------------------------------------------------------
RETAIL TRADE - 0.6%
FOOD STORES - 0.1%
Pathmark Stores, Inc.,
   8.750% 02/01/12              1,250,000     1,268,750
                                           ------------
FOOD & KINDRED PRODUCTS - 0.1%
Roundy's, Inc.,
   8.875% 06/15/12 (a)          1,365,000     1,354,762
                                           ------------
MISCELLANEOUS RETAIL - 0.1%
Steinway Musical Instruments,
   Inc.,
   8.750% 04/15/11              1,450,000     1,471,750
                                           ------------
RESTAURANTS - 0.3%
Yum! Brands, Inc.:
   7.700% 07/01/12              1,625,000     1,608,750
   8.875% 04/15/11              1,750,000     1,855,000
                                           ------------
                                              3,463,750
                                           ------------

-------------------------------------------------------
SERVICES - 8.8%
AMUSEMENT & RECREATION - 3.5%
Ameristar Casinos, Inc.,
   10.750% 02/15/09             2,650,000     2,835,500
Anchor Gaming,
   9.875% 10/15/08              3,365,000     3,977,632
Argosy Gaming Co.,
   10.750% 06/01/09             2,955,000     3,184,012
Boyd Gaming Corp.,
   9.500% 07/15/07              1,725,000     1,742,250
Circus & Eldorado/Silver
   Legacy Capital Corp.,
   10.125% 03/01/12 (a)         2,455,000     2,540,925
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09              3,000,000     3,150,000
Corus Entertainment Inc.,
   8.750% 03/01/12             1,275,000      1,287,750
Hollywood Casino Corp.,
   11.250% 05/01/07             4,260,000     4,590,150



                                      PAR         VALUE
-------------------------------------------------------
Hollywood Casino Shreveport,
   13.000% 08/01/06          $  4,530,000   $ 4,937,700
Hollywood Park, Inc.,
   9.250% 02/15/07              5,575,000     5,129,000
Majestic Investor Holdings LLC,
   11.653% 11/30/07 (a)         1,550,000     1,472,500
Penn National Gaming, Inc.,
   11.125% 03/01/08             3,350,000     3,601,250
Regal Cinemas, Inc.,
   9.375% 02/01/12 (a)          3,380,000     3,515,200
Riviera Holdings Corp.,
   11.000% 06/15/1 (a)          1,425,000     1,410,750
Six Flags, Inc.,
   9.500% 02/01/09              1,750,000     1,776,250
Venetian Casino Resort LLC,
   11.000% 06/15/10 (a)         1,975,000     1,989,813
                                           ------------
                                             47,140,682
                                           ------------
AUTO EQUIPMENT & RENTAL SERVICES - 1.3%
Collins & Aikman Products Co.,
   10.750% 12/31/1 (a)          4,935,000     4,935,000
Dana Corp.,
   10.125% 03/15/10 (a)         1,190,000     1,219,750
Dura Operating Corp.:
   8.625% 04/15/12 (a)          3,010,000     3,025,050
   9.000% 05/01/09              1,195,000     1,159,150
Lear Corp.
   8.110% 05/15/09              2,955,000     3,028,875
United Rentals, Inc.:
   8.800% 08/15/08              2,200,000     2,112,000
   9.500% 06/01/08              1,765,000     1,738,525
                                           ------------
                                             17,218,350
                                           ------------
FUNERAL SERVICES - 0.5%
Service Corp. International,
   7.700% 04/15/09              3,975,000     3,637,125
Stewart Enterprises, Inc.,
   10.750% 07/01/08             2,695,000     2,991,450
                                           ------------
                                              6,628,575
                                           ------------
HEALTH SERVICES - 2.9%
Alliance Imaging, Inc.,
   10.375% 04/15/11             3,700,000     3,977,500
AmerisourceBergen Corp.,
   8.125% 09/01/08              2,200,000     2,266,000
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07             2,200,000     2,453,000
Coventry Health Care, Inc.,
   8.125% 02/15/12              2,500,000     2,525,000
Dynacare, Inc.,
   10.750% 01/15/06             3,180,000     3,291,300
HCA-Inc.,
   8.750% 09/01/10              5,000,000     5,594,950
Insight Health Services Corp.,
   9.875% 11/01/11 (a)          1,510,000     1,517,550



See notes to investment portfolio.

June 30, 2002 (Unaudited)

BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
HEALTH SERVICES (CONTINUED)
Magellan Health Services, Inc.:
   9.000% 02/15/08           $  8,380,000   $ 3,016,800
   9.375% 11/15/07 (a)          2,550,000     1,963,500
Quest Diagnostic, Inc.,
   7.500% 07/12/11              1,055,000     1,140,961
Radiologix, Inc.,
   10.500% 12/15/08 (a)         2,000,000     2,095,000
Res-Care, Inc.,
   10.625% 11/15/08 (a)         4,225,000     3,929,250
United Surgical Partners,
   10.000% 12/15/11 (a)         2,235,000     2,302,050
Vanguard Health Systems,
   9.750% 08/01/11 (a)          2,375,000     2,470,000
                                           ------------
                                             38,542,861
                                           ------------
HOTELS, CAMPS & LODGING - 0.6%
Host Marriott LP,
   9.500% 01/15/07 (a)          4,825,000     4,849,125
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12 (a)          3,750,000     3,707,100
                                           ------------
                                              8,556,225
                                           ------------

--------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 10.7%
AEROSPACE - 0.3%
BE Aerospace, Inc.,
   8.875% 05/01/11              2,000,000     1,820,000
L-3 Communications Corp.,
   7.625% 06/15/12 (a)          2,700,000     2,713,500
                                           ------------
                                              4,533,500
                                           ------------
AIR TRANSPORTATION - 0.8%
Northwest Airlines Inc.,
   9.875% 03/15/07              2,485,000     2,211,650
Petroleum Helicopters, Inc.,
   9.375% 05/01/09              2,710,000     2,791,300
U.S. Airways, Inc.,
   10.375% 03/01/13             9,400,000     5,640,000
                                           ------------
                                             10,642,950
                                           ------------
BROADCASTING - 1.9%
Advanstar Communications, Inc.,
   12.000% 02/15/11             3,400,000     2,754,000
Allbritton Communications Co.,
   9.750% 11/30/07              2,940,000     3,028,200
Canwest Media, Inc.,
   10.625% 05/15/11             3,450,000     3,501,750
Cumulus Media, Inc.,
   10.375% 07/01/08               500,000       535,000
Emmis Communications,
   (f) 03/15/11
   (12.500% 03/15/06)           3,613,000     2,601,360



                                      PAR         VALUE
-------------------------------------------------------
LIN Holding Corp.,
   (f) 03/01/08
   (10.000% 03/01/03)        $  4,810,000   $ 4,521,400
Quebecor Media, Inc.:
   9.000% 07/15/07                935,000       939,675
   11.125% 07/15/11             4,000,000     3,960,000
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11 (a)            960,000       964,800
TV Azteca SA de CV,
   10.500% 02/15/07             3,500,000     3,360,000
                                           ------------
                                             26,166,185
                                           ------------
CABLE - 2.9%
Cable Satisfaction International,
   Inc.,
   12.750% 03/01/10             4,600,000     2,760,000
Charter Communications
   Holding LLC:
   (f ) 04/01/11
   (9.920% 04/01/04)            9,650,000     4,632,000
   (10.000% 04/01/09)           3,750,000     2,531,250
   (10.750% 10/01/09)          1,000,000        690,000
   (11.125% 01/15/11)           1,325,000       927,500
Comcast UK Cable Partners
   Ltd.,
   11.200% 11/15/07             5,140,000     4,626,000
EchoStar DBS Corp.,
   9.250% 02/01/06              6,320,000     5,846,000
Insight Communications,
   (f) 02/15/11
   (12.250% 02/15/06)           4,920,000     2,164,800
International CableTel, Inc.,
   12.750% 04/15/05             5,500,000     1,760,000
Northland Cable Television, Inc.,
   10.250% 11/15/07             7,150,000     5,577,000
Ono Finance PLC:
   13.000% 05/01/09             8,525,000     3,069,000
   14.000% 02/15/11        EUR  5,870,000     2,113,200
Telewest Communication PLC,
   11.000% 10/01/07             6,030,000     2,351,700
                                           ------------
                                             39,048,450
                                           ------------
COMMUNICATIONS - 0.2%
XM Satellite Radio, Inc.,
   14.000% 03/15/10          $  5,575,000     3,177,750
                                           ------------
COMMUNICATIONS SERVICES - 0.3%
Crown Castle International Corp.:
   (f) 05/15/11
   (10.375% 05/15/04)           2,000,000       900,000
   (10.750% 08/01/11)           1,200,000       780,000
SBA Communications Corp.,
   10.250% 02/01/09             4,125,000     2,351,250
                                           ------------
                                              4,031,250
                                           ------------



See notes to investment portfolio.

June 30, 2002 (Unaudited)

BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
ELECTRIC, GAS & SANITARY SERVICES - 1.2%
Allied Waste North America, Inc.:
   8.500% 12/01/08 (a)       $  3,400,000   $ 3,340,500
   10.000% 08/01/09             9,175,000     9,060,312
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07             5,120,000     3,993,600
                                           ------------
                                             16,394,412
                                           ------------
ELECTRIC SERVICES - 1.3%
AES Corp.,
   9.500% 06/01/09              4,160,000     2,745,600
Beaver Valley Funding Corp.,
   9.000% 06/01/17              5,110,000     5,665,150
Calpine Corp.,
   8.500% 02/15/11              7,415,000     4,893,900
PSE&G Energy Holdings,
   8.625% 02/15/08              2,495,000     2,523,917
Westar Energy, Inc.,
   7.875% 05/15/07 (a)          1,450,000     1,466,312
                                           ------------
                                             17,294,879
                                           ------------
MARINE SERVICES - 0.1%
Trico Marine Services, Inc.
   8.875% 05/15/12 (a)          1,625,000     1,612,813
                                           ------------
MOTOR FREIGHT & WAREHOUSING - 0.3%
Quality Distribution Inc., LLC.:
   12.000% 06/15/09 (a)           873,988       290,601
   12.500% 06/15/08 (a)         3,770,000     3,765,287
                                           ------------
                                              4,055,888
                                           ------------
RADIO & TELEPHONE COMMUNICATIONS - 0.8%
AirGate PCS, Inc.,
   (f) 10/01/09
   (13.500% 10/01/04)           2,300,000       460,000
Horizon PCS, Inc.,
   13.750% 06/15/11 (a)         2,975,000       981,750
Nextel Communications, Inc.:
   (f) 10/31/07
   (9.750% 10/31/02)            1,230,000       602,700
   9.375% 11/15/09              3,665,000     1,859,988
Nextel International, Inc.:
   (f) 04/15/08
   (12.125% 04/15/03)           3,450,000        34,500
   13.000% 04/15/07             1,550,000        15,500
Nextel Partners, Inc.,
   11.000% 03/15/10             2,925,000     1,170,000
Rogers Cantel, Inc.,
   9.750% 06/01/16              1,990,000     1,492,500
Tritel PCS, Inc.:
   (f) 05/15/09
   (12.750% 05/15/04)           2,961,000     2,368,800
   10.375% 01/15/11               195,000       177,450



                                      PAR         VALUE
-------------------------------------------------------
US Unwired, Inc.,
   (f) 11/01/09
   (13.375% 11/01/04)        $  5,535,000   $ 1,273,050
                                           ------------
                                             10,436,238
                                           ------------
RAILROAD - 0.3%
Kansas City Southern Railway,
   7.500% 06/15/09 (a)          2,110,000     2,110,000
TFM SA de CV, Quality
   Distribution Inc., LLC,
   12.500% 06/15/12 (a)         2,210,000     2,077,400
                                           ------------
                                              4,187,400
                                           ------------
TELECOMMUNICATIONS - 0.3%
Carrier1 International SA,
   13.250% 02/15/09             6,000,000       300,000
RCN Corp.,
   (f) 10/15/07
   (11.125% 10/15/02)           6,000,000     1,200,000
Time Warner Telecom L.L.C.:
   9.750% 07/15/08              3,300,000     1,551,000
   10.125% 02/01/11             2,300,000     1,081,000
                                           ------------
                                              4,132,000
                                           ------------

-------------------------------------------------------
WHOLESALE TRADE - 0.2%
DURABLE GOODS - 0.2%
Playtex Products, Inc.,
   9.375% 06/01/11              2,950,000     3,141,750
                                           ------------
TOTAL CORPORATE FIXED INCOME
BONDS & NOTES
   (cost of $601,998,849)                   520,245,916
                                           ------------

-------------------------------------------------------
U.S. GOVERNMENT & AGENCIES
OBLIGATIONS - 33.0%
FEDERAL HOME LOAN MORTGAGE CORP.:
   7.500% 03/01/16                41,177         42,979
   8.000% 05/01/16               266,603        284,149
   8.500% 12/01/07               253,391        273,414
   8.750% 06/01/08                80,317         85,688
   9.000% 12/01/18-01/01/22      319,555        345,667
   9.250% 08/01/08               218,475        234,382
   9.500% 11/01/08               268,316        293,216
   9.750% 12/01/08                29,414         31,445
   10.000% 10/01/19              307,979        349,082
   10.500% 01/01/20              154,553        175,852
   10.750% 05/01/10              340,063        392,348
   11.250% 10/01/10              227,438        262,975
                                           ------------
                                              2,771,197
                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION:
   6.500% TBA (g)             60,590,000     61,764,234
   6.625% 10/15/07            25,500,000     27,984,720
   7.000% 07/15/05            17,046,000     18,641,335
   7.000% 7/15/05 TBA (g)     24,220,000     25,082,959
   7.500% 11/01/03               167,978        178,057
   7.500% 11/1/03 TBA (g)     28,150,000     29,540,047



See notes to investment portfolio.

June 30, 2002 (Unaudited)

BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
U.S. GOVERNMENT & AGENCIES
OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

   8.000% 07/01/08-03/01/09$     153,209     $  164,532
   8.250% 11/01/07                53,400         56,723
   8.500% 12/01/11               458,133        494,673
   9.000% 05/01/09-05/01/12    1,075,732      1,179,538
   9.250% 05/01/16               106,048        114,332
   10.000% 03/01/16              401,580        451,400
   10.500% 03/01/16              466,953        532,761
                                           ------------
                                            166,185,311
                                           ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
   8.500% 02/15/06                10,090         11,017
   9.000% 08/15/08-05/15/16    3,616,695      3,964,483
   9.500% 09/15/09-07/15/16    1,518,535      1,676,272
   10.000% 06/15/04-12/15/10     424,972        479,651
   10.500% 12/15/10              122,641        140,078
   11.000% 12/15/09              603,108        694,328
   11.750% 08/15/13               28,197         32,594
   12.000% 05/15/14                1,035          1,214
                                           ------------
                                              6,999,637
                                           ------------

U.S. TREASURY NOTES/BONDS:
   8.875% 02/15/19             14,000,000    19,041,680
   10.375% 11/15/12            49,000,000    62,978,230
   10.625% 08/15/15            25,415,000    38,204,845
   11.625% 11/15/04            28,600,000    34,113,222
   11.875% 11/15/03            15,000,000    16,915,500
   12.000% 08/15/13            70,248,000    98,217,944
                                           ------------
                                            269,471,421
                                           ------------

TOTAL U.S. GOVERNMENT &
AGENCIES OBLIGATIONS
   (cost of $460,108,415)                   445,427,566
                                           ------------

-------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 31.5%
European Investment Bank,
   7.625% 12/07/07         GBP  6,900,000    11,658,406
Government of Australia,
   6.500% 05/15/13         AUD 14,695,000     8,561,219
Government of Canada:
   10.000% 06/01/08        CAD 26,710,000    22,055,403
   6.000% 06/01/11              1,420,000       974,528
Government of New Zealand:
   6.000% 11/15/11         NZD 60,910,000    28,309,741
   8.000% 11/15/06             19,750,000    10,179,443
Government of Sweden:
   10.250% 05/05/03        SEK150,000,000    17,109,158
   8.000% 08/15/07            129,000,000    15,831,082
Hellenic Republic:
   8.600% 03/26/08         EUR  3,492,296     4,097,169
   8.800% 06/19/07             10,741,012    12,517,240
   8.900% 03/21/04             10,105,591    10,817,806


                                      PAR         VALUE
-------------------------------------------------------
Kingdom of Norway:
   6.000% 05/16/11       NOK  81,800,000   $ 10,470,034
   6.750% 01/15/07             96,760,000    12,903,570
   9.500% 10/31/02            178,030,000    23,900,517
Ministry Finance Russia,
   9.000% 03/25/04       EUR   14,180,000     7,339,812
Poland Government Bond:
   8.500% 10/12/04       PLN   69,975,000    17,360,210
   8.500% 05/12/06             72,105,000    18,083,956
Republic of Brazil:
   11.000% 08/17/40        $    7,020,000     4,001,400
   12.000% 11/17/06      EUR    4,800,000     3,212,622
   12.750% 01/15/20        $    6,230,000     3,831,450
   14.500% 10/15/09             8,200,000     6,109,000
Republic of Bulgaria,
   7.500% 01/15/13             14,622,000    13,791,645
Republic of Colombia,
   9.750% 04/09/11              8,153,791     8,357,635
Republic of Ecuador,
   12.000% 11/15/12             3,800,000     2,679,000
Republic of Germany,
   6.000% 06/20/16       EUR    6,500,000     6,975,337
Republic of Italy:
   5.500% 11/01/10         $   24,700,000    25,262,760
   9.500% 02/01/06              7,250,000     8,387,819
Republic of Panama,
   10.750% 05/15/20            13,305,000    13,171,950
Republic of South Africa:
   7.375% 04/25/12              3,360,000     3,328,382
   9.125% 05/19/09              3,520,000     3,942,400
   12.000% 02/28/05      ZAR   64,800,000     6,336,396
   13.000% 08/31/10            53,425,000     5,463,738
Republic of Venezuela,
   9.250% 09/15/27         $    5,245,000     3,369,913
Russian Federation:
   5.000% 03/31/30             12,110,000     8,406,762
   11.000% 07/24/18             5,752,000     6,197,780
   12.750% 06/24/28            10,030,000    12,005,910
United Kingdom Treasury,
   9.500% 04/18/05       GBP    8,995,000    15,390,986
United Mexican States:
   11.000% 05/08/17      EUR8,380,000,000     4,977,058
   11.375% 09/15/16            10,000,000    12,400,000
Western Australia Treasury Corp.,
   7.500% 10/15/09       AUD   26,580,000    16,094,178
                                           ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (cost of $426,100,574)                   425,863,415
                                           ------------
TOTAL BONDS & NOTES
   (cost of $1,488,207,838)               1,391,536,897
                                          -------------




See notes to investment portfolio.

June 30, 2002 (Unaudited)

PREFERRED STOCK - 0.7%             SHARES         VALUE
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
FINANCIAL SERVICES - 0.2%
Sinclair Capital,
   11.625% 03/15/09                18,000   $ 1,869,750
                                           ------------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.5%
CABLE - 0.5%
CSC Holdings Ltd.:
   11.125%                         77,932     4,831,784
   11.750%                         31,859     2,038,976
                                           ------------
                                              6,870,760
                                           ------------
COMMUNICATIONS - 0.0%
Dobson Communication Corp.,
12.250% PIK                           939       441,283
                                           ------------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.,
   7.250%                           3,850       178,241
                                           ------------
TELECOMMUNICATIONS - 0.0%
XO Communications, Inc., (d)
   13.500% PIK                      3,169             3
                                           ------------
TOTAL PREFERRED STOCK
   (cost of $18,634,697)                      9,360,037
                                           ------------

-------------------------------------------------------
COMMON STOCK - 0.0%
MANUFACTURING - 0.0%
FOOD & KINDRED PRODUCTS - 0.0%
Darling International, Inc.        80,133        65,709
                                           ------------

-------------------------------------------------------
MINING & ENERGY - 0.0%
OIL & GAS EXTRACTION - 0.0%
Forest Oil Corp.                    8,215       233,552
Orion Refining Corp. (a) (h)        3,270            33
                                           ------------
                                                233,585
                                           ------------

-------------------------------------------------------
SERVICES - 0.0%
BUSINESS SERVICES - 0.0%
Iron Mountain, Inc.                 2,211        68,209
                                           ------------
HEALTH SERVICES - 0.0%
Kuala Healthcare Affiliates, Inc.    176,666        353
                                           ------------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
COMMUNICATIONS - 0.0%
Song Networks Holding AB, ADR      28,100         5,058
                                           ------------

POLLUTION CONTROL - 0.0%
EnviroSource, Inc. (h)             15,400         2,772
                                           ------------



                                   SHARES         VALUE
-------------------------------------------------------
TELECOMMUNICATIONS - 0.0%
Adelphia Business
   Solutions, Inc., Class B (d)    19,695  $        197
Nextel Communications, Inc.,
   Class A (h)                     18,590        59,674
                                           ------------
                                                 59,871
                                           ------------
TOTAL COMMON STOCK
   (cost of $2,592,408)                         435,557
                                           ------------

-------------------------------------------------------
WARRANTS (H) - 0.0%                 UNITS
FINANCE, INSURANCE & REAL ESTATE - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
KMC Telecom Holdings, Inc.,
   Expires 04/15/08 (a)             2,000            20
                                           ------------

-------------------------------------------------------
RETAIL TRADE - 0.0%
FOOD STORES - 0.0%
Pathmark Stores, Inc.
   Expires 09/19/10                32,317       163,201
                                           ------------
RUBBER & PLASTIC - 0.0%
Berry Plastics Corp.
   Expires 04/15/04 (e)             3,000        60,000
                                           ------------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05                 6,080        24,320
Ono Finance PLC:
   Expires 05/31/09                 8,000             8
   Expires 02/15/11                 2,050           256
                                           ------------
                                                 24,584
                                           ------------
COMMUNICATIONS - 0.0%
Splitrock Services, Inc.,
   Expires 07/15/08                 2,000         6,500
UbiquiTel, Inc.,
   Expires 04/15/10 (a)             4,300        21,500
                                           ------------
                                                 28,000
                                           ------------
COMMUNICATION SERVICES - 0.0%
IPCS, Inc.,
   Expires 07/15/10 (a)             2,500           625
                                           ------------
MOTOR FREIGHT & WAREHOUSING - 0.0%
Quality Distribution Inc., LLC,
   Expires 01/15/07 (a)            11,841            --
                                           ------------




See notes to investment portfolio.

June 30, 2002 (Unaudited)

WARRANTS (CONTINUED)                UNITS         VALUE
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
TELECOMMUNICATIONS - 0.0%
Carrier1 International SA,
   Expires 02/19/09 (a)             2,780      $     28
Horizon PCS, Inc.,
   Expires 10/01/10 (a)             3,875         4,844
Jazztel PLC,
   Expires 02/01/10 (a)             1,250            --
MetroNet Communications Corp.,
   Expires 07/15/10                 1,250       136,400
XM Satellite Radio Holdings, Inc.,
   Expires 03/15/10 (a)             2,000        15,500
                                           ------------
                                                156,772
                                           ------------
TOTAL WARRANTS
   (cost of $4,187,526)                         433,202
                                           ------------

-------------------------------------------------------
SHORT-TERM OBLIGATION - 2.8%          PAR
Repurchase agreement with
   SBC Warburg Ltd., dated 06/28/02,
    due 07/01/02 at 1.90%,
   collateralized by U.S. Treasury
   Bonds and/or Notes with various
   maturities to 11/15/27, market value
   $38,790,481(repurchase proceeds
   $37,907,001)
   (cost of $37,901,000)      $37,901,000  $ 37,901,000
                                           ------------
TOTAL INVESTMENTS 106.5%
   (cost of $1,551,523,469)(i)            1,439,666,693
                                          -------------

OTHER ASSETS & LIABILITIES, NET - (6.5)%    (87,991,394)
                                         --------------
NET ASSETS - 100.0%                      $1,351,675,299
                                         ==============



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $103,855,022 or 7.7% of net assets.

(b)  Zero coupon bond.

(c) This issuer is in default of certain debt covenants. Income is not being fully accrued.

(d) As of June 30, 2002, the Fund held investments in Anchor Glass Container Corp., Adelphia Business Solutions and XO Communications, Inc., representing 0.2%, 0.0% and 0.0%, of net assets, respectively. These companies filed for bankruptcy protection under Chapter 11 on April 15, 2002, March 27, 2002 and June 17, 2002, respectively.

(e) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(f) Stepped coupon bonds. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.

(g) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(h)  Non-income producing.

(i) Cost for generally accepted accounting principles is $1,551,523,469, cost for federal income tax purposes is $1,558,035,853. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

As of June 30, 2002, the Fund had entered into the following forward currency contracts:

                                               NET
CONTRACTS          IN EXCHANGE    SETTLEMENT   UNREALIZED
TO DELIVER             FOR          DATE       DEPRECIATION
-----------------------------------------------------------
CAD    8,037,000   US$  5,293,346  09/06/02    $   (42,121)
EUR   13,820,000   US$ 13,673,359  08/15/02     (1,124,799)
EUR   12,819,500   US$ 12,680,515  08/20/02     (1,014,770)
GBP    9,290,000   US$ 14,182,513  08/15/02       (689,501)
NOK   93,486,000   US$ 12,378,640  08/15/02     (1,227,715)
SEK  122,985,000   US$ 13,383,183  08/15/02     (1,466,032)
                                               ------------
                                               $(5,564,938)
                                               ============

     ACRONYM                        NAME
-----------------------------------------------------------
       ADR             American Depositary Receipt
       AUD                  Australian Dollars
       CAD                   Canadian Dollars
       EUR                         Euro
       GBP                  Great Britain Pound
       NOK                    Norwegian Krone
       NZD                  New Zealand Dollar
       PIK                   Payment-In-Kind
       PLN                     Polish Zloty
       SEK                     Swedish Krona
       ZAR                  South African Rand



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

ASSETS:

Investments, at cost                     $1,551,523,469
                                         --------------
Investments, at value                    $1,439,666,693
Cash                                                988
Foreign currency (cost of $16,178,619)       16,558,285
Receivable for:
   Investments sold                           5,049,658
   Fund shares sold                           1,364,591
   Interest                                  31,434,533
   Dividends                                    310,334
Deferred Trustees' compensation plan             29,526
Other assets                                  1,028,028
                                         --------------
        TOTAL ASSETS                      1,495,442,636
                                         --------------
LIABILITIES:
Net unrealized depreciation on forward
   currency contracts                         5,564,938
Payable for:
   Investments purchased                         95,125
   Investment purchased on
      a delayed delivery basis              134,842,802
   Fund shares repurchased                    2,003,100
   Management fee                               721,051
   Transfer agent fee                           265,350
   Pricing and bookkeeping fees                  36,507
   Trustees' fee                                  5,087
   Custody fee                                   47,682
Deferred Trustees' fee                           29,526
Other liabilities                               156,169
                                         --------------
        TOTAL LIABILITIES                   143,767,337
                                         --------------
NET ASSETS                               $1,351,675,299
                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                          $1,878,306,461
Overdistributed net investment income       (36,866,104)
Accumulated net realized loss              (372,060,834)
Net unrealized depreciation on:
   Investments                             (111,856,776)
   Foreign currency translations             (5,847,448)
                                         --------------
NET ASSETS                               $1,351,675,299
                                         ==============
CLASS A:
Net assets                               $  560,965,235
Shares outstanding                          102,096,261
                                         ==============
Net asset value per share                $         5.49(a)
                                         ==============
Maximum offering price per share
   ($5.49/0.9525)                        $         5.76(b)
                                         ==============
CLASS B:
Net assets                               $   474,923,124
Shares outstanding                           86,482,042
                                         ==============
Net asset value and offering
   price per share                       $         5.49(a)
                                         ==============
CLASS C:
Net assets                               $   39,049,408
Shares outstanding                            7,108,102
                                         ==============
Net asset value and offering
   price per share                       $         5.49(a)
                                         ==============
CLASS J:
Net assets                               $  276,186,525
Shares outstanding                           50,328,641
                                         ==============
Net asset value and offering
    price per share                      $         5.49
                                         ==============
CLASS Z:
Net assets                               $      551,007
Shares outstanding                              100,651
                                         ==============
Net asset value, redemption and offering
   price per share                       $         5.47
                                         ==============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:

Interest                                  $  51,139,453
Dividends                                     1,356,388
Dollar roll fee income                        1,948,519
                                         --------------
   Total Investment Income (net of
     foreign taxes withheld of $521,970)     54,444,360
                                         --------------
EXPENSES:
Management fee                                4,485,160
Distribution fee:
   Class B                                    1,880,719
   Class C                                      153,824
   Class J                                      515,550
Service fee:
   Class A                                      682,333
   Class B                                      589,120
   Class C                                       48,355
   Class J                                      347,704
Pricing and bookkeeping fees                    275,105
Transfer agent fee                            1,848,121
Trustees' fee                                    30,521
Custody fee                                     114,931
Other expenses                                  133,350
                                         --------------
   Total Expenses                            11,104,793
Fees waived by Distributor - Class C            (30,706)
Custody earnings credit                          (4,020)
                                         --------------
   Net Expenses                              11,070,067
                                         --------------
Net Investment Income                        43,374,293
                                         --------------
NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                              (58,540,195)
   Foreign currency transactions             (3,913,714)
                                         --------------
        Net realized loss                   (62,453,909)
                                         --------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                               44,611,438
   Foreign currency translations             (4,387,813)
                                         --------------
        Net change in unrealized
       appreciation/depreciation             40,223,625
                                         --------------
Net Loss                                    (22,230,284)
                                         --------------
Net Increase in Net Assets from
   Operations                            $   21,144,009
                                         ==============




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                 ENDED        ENDED
                                JUNE 30,  DECEMBER 31,
                                  2002        2001
------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income     $   43,374,293  $128,724,944
Net realized loss on
   investments and foreign
   currency transactions     (62,453,909) (136,322,509)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations      40,223,625    49,984,576
                           -------------   -----------
Net Increase from Operations  21,144,009    42,387,011
                           -------------   -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                   (24,208,887)  (46,691,586)
   Class B                   (19,021,371)  (48,801,551)
   Class C                    (1,592,960)   (3,544,584)
   Class J                   (11,851,205)  (34,229,039)
   Class Z                       (29,606)     (295,153)
Return of capital:
   Class A                          --      (3,956,036)
   Class B                          --      (4,134,808)
   Class C                          --        (300,322)
   Class J                          --      (2,900,123)
   Class Z                          --         (25,007)
                           -------------   -----------

Total Distributions Declared
   to Shareholders           (56,704,029) (144,878,209)
                           -------------   -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions              54,207,804   159,940,369
   Distributions reinvested   12,187,484    26,051,063
   Redemptions               (66,393,868) (112,725,586)
                           -------------   -----------
     Net Increase                  1,420    73,265,846
                           -------------   -----------
Class B:
   Subscriptions              34,502,292   104,249,304
   Distributions reinvested   10,334,379    28,021,493
   Redemptions               (90,929,323) (252,987,306)
                           -------------   -----------
     Net Decrease            (46,092,652) (120,716,509)
                           -------------   -----------
Class C:
   Subscriptions               5,663,671    15,490,383
   Distributions reinvested      886,381     2,286,312
   Redemptions                (9,354,891)  (15,558,670)
                           -------------   -----------
     Net Increase (Decrease)  (2,804,839)    2,218,025
                           -------------   -----------
Class J:
   Subscriptions               4,730,316    59,847,670
   Redemptions               (45,126,850) (218,210,654)
                           -------------   -----------
     Net Decrease            (40,396,534) (158,362,984)
                           -------------   -----------



                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                 ENDED        ENDED
                                JUNE 30,  DECEMBER 31,
                                  2002        2001
------------------------------------------------------
Class Z:
   Subscriptions              $    1,907  $  4,246,282
   Distributions reinvested       29,606       320,160
   Redemptions                (1,333,055)   (2,482,595)
                           -------------   -----------
     Net Increase (Decrease)  (1,301,542)    2,083,847
                           -------------   -----------
Net Decrease from
   Share Transactions        (90,594,147) (201,511,775)
                           -------------   -----------
Total Decrease
   in Net Assets            (126,154,167) (304,002,973)
NET ASSETS:
Beginning of period        1,477,829,466 1,781,832,439
                           -------------   -----------
End of period (including
   overdistributed net investment
   income of $(36,866,104) and
   $(23,536,368),
   respectively)         $1,351,675,299 $1,477,829,466
                         ============== ==============
CHANGES IN SHARES:
Class A:
   Subscriptions               9,622,282    27,518,050
   Issued for distributions
     reinvested                2,179,341     4,492,051
   Redemptions               (11,837,567)  (19,289,781)
                           -------------   -----------
     Net Increase (Decrease)     (35,944)   12,720,320
                           -------------   -----------
Class B:
   Subscriptions               6,152,595    17,729,660
   Issued for distributions
     reinvested                1,848,965     4,821,532
   Redemptions               (16,183,418)  (43,530,569)
                           -------------   -----------
     Net Decrease             (8,181,858)  (20,979,377)
                           -------------   -----------
Class C:
   Subscriptions               1,007,759     2,623,088
   Issued for distributions
     reinvested                  158,387       393,676
   Redemptions                (1,667,803)   (2,663,083)
                           -------------   -----------
     Net Increase (Decrease)    (501,657)      353,681
                           -------------   -----------
Class J:
   Subscriptions                 843,281    10,070,910
   Redemptions                (8,025,390)  (37,264,380)
                           -------------   -----------
     Net Decrease             (7,182,109)  (27,193,470)
                           -------------   -----------
Class Z:
   Subscriptions                     347       711,730
   Issued for distributions
     reinvested                    5,306        55,323
   Redemptions                  (235,941)     (436,308)
                           -------------   -----------
     Net Increase (Decrease)    (230,288)      330,745
                           -------------   -----------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Strategic Income Fund, (the "Fund"), a series of Liberty Funds Trust I, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek current income consistent with prudent risk and maximum total return. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class J and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which the shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class J shares are sold with a front-end sale charge and are subject to an annual distribution fee and are available for purchase only by residents or citizens of Japan. Class Z shares are offered continuously at net asset value. In addition, there are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The accompanying financial statements are prepared under accounting principles generally accepted in the United States.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of the exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

SECURITIES LENDING:

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lenders fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2002, the Fund had no securities out on loan.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B, Class C and Class J services fees and Class B, Class C, and Class J distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B, Class C and Class J per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B, Class C and Class J shares and distribution fee applicable to Class B, Class C and Class J shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no U.S. federal income tax has been accrued.

At December 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

      YEAR OF
     EXPIRATION         CAPITAL LOSS CARRYFORWARD
     ----------         -------------------------
        2002                $  42,651,978
        2003                   18,824,896
        2007                   21,541,689
        2008                   63,518,542
        2009                  136,912,288
                            -------------
                            $ 283,449,393
                            =============

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Additionally, $1,535,206 of currency losses and $26,079,794 of net capital losses attributable to security transactions incurred after October 31, 2001, are treated as arising on January 1, 2002, the first day of the Fund's current taxable year.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. Premium and discount are being amortized for all debt securities.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

     AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
     ------------------------       ---------------
       First $1 billion                  0.65%
        Next $1 billion                  0.60%
        Over $2 billion                  0.55%

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND  DISTRIBUTION FEES:

Liberty Funds Distributor Inc., (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended June 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $18,427 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $364, $674,665 and $5,423 on Class A, Class B and Class C share redemptions, respectively. The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares and 0.35% annually of the average daily net assets attributable to Class J shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. The Plan also requires the payment of a monthly service fee to the Distributor on Class A, Class B, Class C and Class J shares as follows:

VALUE OF SHARES OUTSTANDING ON THE
20TH OF EACH MONTH WHICH WERE ISSUED  ANNUAL FEE RATE
------------------------------------  ---------------
Prior to January 1, 1993                   0.15%
On or after January 1, 1993                0.25%

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $4,020 of custody fees were reduced by balance credits for the six months ended June 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended June 30, 2002, purchases and sales of investments, other than short-term obligations, were $1,063,399,242 and $1,157,438,046, respectively, of which $221,494 and $31,882,009, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at June 30, 2002, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation       $  62,519,564
Gross unrealized depreciation        (180,888,724)
                                    -------------
   Net unrealized depreciation      $(118,369,160)
                                    =============

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1 1/42 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1 1/42 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended June 30, 2002, the Fund had no borrowings under the agreement.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                        SIX MONTHS
                                           ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30,     ---------------------------------------------------------------
CLASS A SHARES                              2002          2001         2000          1999        1998         1997
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $      5.64  $      6.00   $      6.62  $      7.11  $      7.32  $      7.31
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS
Net investment income                            0.18(a)      0.48(a)(b)    0.58(c)      0.57(c)      0.56         0.58
Net realized and unrealized gain (loss)
   on investments and foreign currency          (0.10)       (0.30)(b)     (0.62)       (0.48)       (0.19)        0.02
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.08         0.18         (0.04)        0.09         0.37         0.60
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS
From net investment income                      (0.23)       (0.50)        (0.53)       (0.58)(d)    (0.58)(d)    (0.59)(d)
Return of capital                                  --        (0.04)        (0.05)          --           --           --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                              (0.23)       (0.54)        (0.58)       (0.58)       (0.58)       (0.59)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                          $      5.49  $      5.64   $      6.00  $      6.62  $      7.11  $      7.32
=======================================================================================================================
Total return (e)                                 1.48%(f)     3.07%        (0.68)%       1.28%        5.17%        8.61%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                     1.22%(h)     1.21%         1.17%        1.19%        1.15%        1.18%
Net investment income (g)                        6.50%(h)     8.22%(b)      9.12%        8.30%        7.88%        7.78%
Portfolio turnover rate                            77%(f)      106%           35%          44%          64%         111%
Net assets, end of period (000's)           $ 560,965    $ 575,791     $ 536,481    $ 669,795    $ 787,461    $ 808,228

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.60% to 8.22%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(h)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                         SIX MONTHS
                                           ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30,     ---------------------------------------------------------------
CLASS B SHARES                              2002          2001         2000          1999        1998         1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $      5.63  $      6.00   $      6.62  $      7.11  $       7.32  $      7.31
------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS
Net investment income                            0.16(a)      0.44(a)(b)    0.53(c)      0.51(c)      0.51         0.52
Net realized and unrealized gain (loss) on
   investments and foreign currency             (0.09)       (0.32)(b)     (0.62)       (0.48)       (0.20)        0.03
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.07         0.12         (0.09)        0.03         0.31         0.55
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS
From net investment income                      (0.21)       (0.45)        (0.48)       (0.52)(d)    (0.52)(d)    (0.54)(d)
Return of capital                                  --        (0.04)        (0.05)          --           --           --
------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                              (0.21)       (0.49)        (0.53)       (0.52)       (0.52)       (0.54)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                          $      5.49  $      5.63   $      6.00  $      6.62  $      7.11  $      7.32
========================================================================================================================
Total return (e)                                 1.28%(f)     2.12%        (1.41)%       0.52%        4.38%        7.81%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                     1.97%(h)     1.96%         1.92%        1.94%        1.90%        1.93%
Net investment income (g)                        5.75%(h)     7.47%(b)      8.37%        7.55%        7.13%        7.03%
Portfolio turnover rate                            77%(f)      106%           35%          44%          64%         111%
Net assets, end of period (000's)           $ 474,923    $ 533,406     $ 693,733    $ 914,145    $ 919,740    $ 833,865

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.85% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(h)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                         SIX MONTHS
                                           ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30,     ---------------------------------------------------------------
CLASS C SHARES                              2002          2001         2000          1999        1998        1997(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $      5.64  $      6.00   $      6.62  $      7.11  $      7.32  $      7.24
------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS
Net investment income                            0.16(b)      0.45(b)(c)    0.54(d)(e)   0.52(d)(e)   0.52(d)      0.27
Net realized and unrealized gain (loss) on
   investments and foreign currency             (0.09)       (0.31)(c)     (0.62)       (0.48)       (0.20)        0.09
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.07         0.14         (0.08)        0.04         0.32         0.36
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS
From net investment income                      (0.22)       (0.46)        (0.49)       (0.53)(f)    (0.53)(f)    (0.28)(f)
Return of capital                                  --        (0.04)        (0.05)          --           --           --
------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                              (0.22)       (0.50)        (0.54)       (0.53)       (0.53)       (0.28)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                          $      5.49  $      5.64   $      6.00  $      6.62  $      7.11  $      7.32
========================================================================================================================
Total return (g)                                 1.18%(h)(i)  2.45%        (1.26)%(i)    0.67%(i)     4.54%(i)     5.06%(h)
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (j)                                   1.82%(k)       1.81%         1.77%(d)     1.79%(d)     1.75%(d)     1.78%(k)
Net investment income (j)                      5.90%(k)       7.62%(c)      8.52%(d)     7.70%(d)     7.28%(d)     7.13%(k)
Waiver/reimbursement                           0.15%(k)         --          0.15%        0.15%        0.15%          --
Portfolio turnover rate                          77%(h)        106%           35%          44%          64%         111%
Net assets, end of period (000's)         $  39,049      $  42,906     $  43,538    $  57,246    $  36,918   $    6,212

(a) Class C shares were initially offered on July 1, 1997. Per share reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.00% to 7.62%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) Net of fees waived by the Distributor which amounted to $0.02, $0.01, $0.01 per share and 0.15%, 0.15%, 0.15% for the periods ended December 31, 2000, 1999 and 1998, respectively.

(e) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(f) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(k)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                         SIX MONTHS
                                           ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30,     ---------------------------------------------------------------
CLASS J SHARES                              2002             2001             2000             1999             1998(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                     $      5.63      $      6.00      $      6.62      $      7.10      $      7.00
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net investment income                          0.17(b)          0.46(b)(c)       0.55(d)          0.54(d)          0.08
Net realized and unrealized gain (loss) on
   investments and foreign currency           (0.09)           (0.31)(c)        (0.62)           (0.47)            0.11(e)
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations               0.08             0.15            (0.07)            0.07             0.19
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS
From net investment income                    (0.22)           (0.48)           (0.50)           (0.55)(f)        (0.09)(f)
Return of capital                               --             (0.04)           (0.05)              --               --
------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
   Shareholders                               (0.22)           (0.52)           (0.55)           (0.55)           (0.09)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                        $      5.49      $      5.63      $      6.00      $      6.62      $      7.10
========================================================================================================================
Total return (g)                               1.50%(h)         2.56%           (1.02)%           1.07%            2.74%(h)
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (i)                                   1.57%(j)         1.56%            1.52%            1.54%            1.49%(j)
Net investment income (i)                      6.15%(j)         7.87%(c)         8.77%            7.95%            7.76%(j)
Portfolio turnover rate                          77%(h)          106%              35%              44%              64%
Net assets, end of period (000's)          $276,187         $323,866         $508,079         $568,311        $  49,143

(a) Class J shares were initially offered on November 2, 1998. Per share reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.25% to 7.87%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes. (g)Total return at net asset value assuming all distributions reinvested and no contingent different charge.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(j)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                      (UNAUDITED)
                                                       SIX MONTHS
                                                          ENDED                    YEAR ENDED DECEMBER 31,
                                                         JUNE 30,     --------------------------------------------------
CLASS Z SHARES                                              2002             2001             2000             1999(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                                   $      5.62      $      5.99      $      6.62      $      7.10
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net investment income                                           0.18(b)          0.49(b)(c)       0.59(d)          0.53(d)
Net realized and unrealized gain (loss) on
   investments and foreign currency                            (0.09)           (0.31)(c)        (0.63)           (0.47)
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                0.09             0.18            (0.04)            0.06
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS
From net investment income                                     (0.24)           (0.51)           (0.54)           (0.54)(e)
Return of capital                                                 --            (0.04)           (0.05)              --
------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                   (0.24)           (0.55)           (0.59)           (0.54)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $      5.47      $      5.62      $      5.99      $      6.62
========================================================================================================================
Total return (f)                                                1.61%(g)         3.14%           (0.59)%           1.50%(g)
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                                                    0.97%(i)         0.98%            0.93%            0.95%(i)
Net investment income (h)                                       6.75%(i)         8.45%(c)         9.36%            8.54%(i)
Portfolio turnover rate                                           77%(g)          106%              35%              44%
Net assets, end of period (000)                          $       551       $    1,860              $ 1       $    4,928

(a) Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.84% to 8.45%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Distributions from income include currency gains and gains on securities treated as ordinary income for tax purposes.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Strategic Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Strategic Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Strategic Income Fund

Liberty Strategic Income Fund  SEMIANNUAL REPORT, JUNE 30, 2002

[logo: LibertyFunds]
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



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                                                716-03/317K-0602 (08/02) 02/1544